Net Finance Cost - Summary of Net Finance Costs (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	[1]
Statement [Line Items]
Unwinding of discount	€ 6	€ 15
Provision for interest on indirect tax	0	38
Finance costs	821	718	[1]	€ 683
Brazil [Member]
Statement [Line Items]
Interest on tax settlement	70	0
Changes In Functional Currency
Statement [Line Items]
Finance costs	€ 40	€ 0

[1]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.